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                                                   Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-66269

                                                                   June 30, 2004
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]





              SUPPLEMENT DATED JUNE 30, 2004 TO THE PROSPECTUS OF
                  MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
                             Dated March 18, 2004


The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:


   The Fund's portfolio is managed by the U.S. Growth team. Current members of the team include Dennis Lynch and Michelle Kaufman, Managing Directors of the Investment Manager, David Cohen, Executive Director of the Investment Manager, and Sam Chainani, Vice President of the Investment Manager.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.








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